VIA EDGAR TRANSMISSION

December 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The United States Life Insurance Company in the City of New York Separate Account USL VL-R (“Registrant”)

The United States Life Insurance Company in the City of New York (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act Number 811-09359)

(Central Index Key 0000101686)

FILE NUMBER	PRODUCT NAME
333-234494	USL Flexible Premium VUL
333-234495	USL Gemstone VUL

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.

In connection with the above-referenced Registration Statements, the form of the Prospectus Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2.	The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (713) 831-2255.

Very truly yours,

SUZANNE M. RAGSDALE

Suzanne M. Ragsdale

Assistant General Counsel